Financial risk management - Disclosure of Detailed Information about Borrowings Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	1.10%	5.80%
Secured bank loan [Member] | 1% Nominal interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	1.00%
Year of maturity	2026
Carrying amount	€ 0.5	€ 0.6
Face Value	€ 0.4	0.6
Secured bank loan [Member] | 1.3% Nominal interest rate {Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	1.30%
Year of maturity	2025
Carrying amount	€ 0.4	0.6
Face Value	€ 0.4	0.6
Secured bank loan [Member] | 1.55% Nominal interest rate {Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	1.55%
Year of maturity	2025
Carrying amount	€ 0.4	0.6
Face Value	€ 0.4	0.6
Secured bank loan [Member] | 0.9% Nominal interest rate {Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.90%
Year of maturity	2025
Carrying amount	€ 0.2	0.3
Face Value	€ 0.2	0.3
Secured bank loan [Member] | EURIBOR 3M+.4 Points Nominal interest rate {Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Year of maturity	2021
Carrying amount	€ 0.0	0.1
Face Value	€ 0.0	0.1
Secured bank loan [Member] | 1.25% Nominal interest rate {Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	1.25%
Year of maturity	2024
Carrying amount	€ 0.6	0.9
Face Value	€ 0.6	0.9
Secured bank loan [Member] | 0.5% Nominal interest rate [Member].
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.50%
Year of maturity	2022
Carrying amount	€ 0.0	0.0
Face Value	€ 0.0	0.0
Secured bank loan [Member] | 0.6% Nominal interest rate [Member].
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.60%
Year of maturity	2024
Carrying amount	€ 0.2	0.3
Face Value	€ 0.2	0.3
Secured bank loan [Member] | 0.25% Nominal interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.25%
Year of maturity	2021
Carrying amount	€ 2.0	2.0
Face Value	€ 2.0	2.0
Secured bank loan [Member] | 0.25% Nominal interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.25%
Year of maturity	2025
Carrying amount	€ 2.0	2.0
Face Value	€ 2.0	2.0
Secured bank loan [Member] | 0.95% Nominal interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	0.95%
Year of maturity	2021
Carrying amount	€ 0.0	0.0
Face Value	€ 0.0	0.0
Secured bank loan [Member] | EURIBOR 3M+2.% margin Nominal interest rate {Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Year of maturity	2023
Carrying amount	€ 0.0	30.0
Face Value	€ 0.0	30.0
Secured bank loan [Member] | EURIBOR 3M+2.% margin Nominal interest rate {Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Year of maturity	2020
Carrying amount	€ 0.0	0.0
Face Value	€ 0.0	0.0
Secured bank loan [Member] | EURIBOR+2.5% margin Nominal interest rate {Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Year of maturity	2024
Carrying amount	€ 75.2	0.0
Face Value	€ 75.0	0.0
Unsecured bank loan [Member] | 8.45% Nominal interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	8.45%
Year of maturity	2020
Carrying amount	€ 0.0	3.1
Face Value	€ 0.0	3.1
Unsecured bank loan [Member] | 7.95% Nominal interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	7.95%
Year of maturity	2020
Carrying amount	€ 0.0	0.2
Face Value	€ 0.0	0.0
Unsecured bank loan [Member] | 7.65% Nominal interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	7.65%
Year of maturity	2020
Carrying amount	€ 0.0	3.7
Face Value	€ 0.0	3.9
Convertible loan [Member] | 5.25% Nominal interest rate {Member]
Disclosure of detailed information about borrowings [line items]
Currency	EUR
Nominal interest rate	5.25%
Year of maturity	2024
Carrying amount	€ 0.0	75.2
Face Value	€ 0.0	€ 73.9